STOCKHOLDERS' EQUITY - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Total (in shares)	18,958,169	1,911,545	2,265,345
Common stock warrants
Class of Stock [Line Items]
Total (in shares)	866	866	625,859
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Total (in shares)	14,330,750	0
Series X Convertible Preferred Stock
Class of Stock [Line Items]
Total (in shares)	1,052,236	1,052,236	909,236
Common stock options, RSUs and PRSUs issued and outstanding
Class of Stock [Line Items]
Total (in shares)	2,454,822	638,037	465,965
Authorized for future stock awards
Class of Stock [Line Items]
Total (in shares)	1,052,406	170,783	223,713
Awards available under the ESPP
Class of Stock [Line Items]
Total (in shares)	67,089	49,623	40,572